Summary Prospectus
October 31, 2026

Meridian Growth Fund

Link to Prospectus	Link to SAI

Legacy Class Share: MERDX; Institutional Class Shares: MRRGX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund online at https://www.arrowmarkpartners.com/meridian/. You can also get this information at no cost by calling 800-446-6662, by sending an email request to IR@arrowmarkpartners.com,or by contacting your investment representative at the broker-dealer or bank through which shares of the Fund may be purchased or sold. The Fund’s prospectus and statement of additional information, each dated October 31, 2026, along with the Fund’s most recent annual report dated June 30, 2026, are incorporated by reference into this summary prospectus and may be obtained, free of charge, at the website or phone number noted above.

Investment Objective

The MERIDIAN GROWTH FUND seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or examples below.

	Legacy Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) on Purchases	NONE	NONE

Maximum Deferred Sales Charge (Load)	NONE	NONE

Redemption Fee (as a percentage of amount redeemed, if you sell or exchange your shares within 60 days of purchase)	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.77%	0.77%

Other Expenses	0.19%	0.15%

Total Annual Fund Operating Expenses	0.96%	0.92%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Legacy Class shares or Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years

Legacy Class Shares	$98	$306	$531	$1,177

Institutional Class Shares	$92	$292	$508	$1,130

Meridian Funds | http://www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Link to Prospectus	Link to SAI

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended June 30, 2026, the Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies

The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it issues securities that are represented in a third-party growth-style index. The Fund may invest in companies that issue securities that are neither represented in any growth or value-style index (for example, a company that issues exclusively privately placed securities). The Fund may include such non-represented securities within the 80% test if the portfolio management team determines the company exhibits at least one growth characteristic similar to those commonly used by third-party index providers in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.

The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid-capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid-capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Principal Investment Risks

There are risks involved with any investment. The principal risks associated with an investment in the Fund, which could adversely affect its net asset value, yield and return, are set forth below. Please see the section “Further Information About Principal Risks” in this Prospectus for a more detailed discussion of these risks and other factors you should carefully consider before deciding to invest in the Fund.

An investment in the Fund may lose money and is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Equity Securities Risk — Equity securities fluctuate in price and value in response to many factors including historical and prospective earnings of the issuer and its financial condition, the value of its assets, general economic conditions, interest rates, investors’ perceptions, market liquidity, natural disasters and the spread of infectious disease or other public health issues.

Small and Medium Company Risk — Generally, the smaller the capitalization of a company, the greater the risk associated with an investment in the company. The stock prices of small- and mid-capitalization and newer companies tend to fluctuate more than those of larger capitalized and/or more established companies and generally have a smaller market for their shares than do large capitalization companies.

Large Company Risk — Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Meridian Funds | http://www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Link to Prospectus	Link to SAI

Growth Securities Risk — Because growth securities typically trade at a higher multiple of earnings than other types of securities, the market values of growth securities may be more sensitive to changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Investment Strategy Risk — The Investment Adviser uses the Fund’s principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective of long-term growth of capital. There is no assurance that the Investment Adviser’s investment strategies or securities selection method will achieve that investment objective.

Market Risk — The value of the Fund’s investments will fluctuate in response to the activities of individual companies and general stock market and economic conditions. As a result, the value of your investment in the Fund may be more or less than your purchase price.

Securities Lending Risk — The Fund may engage in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Sector Concentration Risk — The Fund may concentrate its investments in companies that are in a single sector or related sector. Concentrating investments in a single sector may make the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that sector. If an economic downturn occurs in a sector in which the Fund’s investments are concentrated, the Fund may perform poorly during that period. The Fund anticipates it will typically invest a significant portion of its assets in industrials sector and the health care sector, therefore, the Fund’s performance could be negatively impacted by events affecting these sectors.

Industrials Sector Risk — The industrials sector may be adversely affected by, among other things, changes in the supply of and demand for products and services, product obsolescence, international political and economic developments, claims for environmental damage or product liability, tax policies, government regulation, and general economic conditions.

Healthcare Sector Risk — The Fund anticipates it will typically invest a significant portion of its assets in the healthcare sector and, therefore, the Fund’s performance could be negatively impacted by events affecting the healthcare sector. The health care sector is subject to extensive government regulation and its profitability can be adversely affected by, among other things, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, and increased emphasis on the delivery of healthcare through outpatient services.

Foreign Securities Risk — Investments in foreign securities, including in the securities of companies located in emerging markets, may be subject to more risks than those associated with U.S. investments, including currency fluctuations, political and economic instability and differences in accounting, auditing and financial reporting standards. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. In addition, emerging market securities involve greater risk and more volatility than those of companies in more developed markets. Significant levels of foreign taxes are also a risk related to foreign investments.

Meridian Funds | http://www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Link to Prospectus	Link to SAI

Performance

The bar chart and table below show the Fund’s historical performance and provide an indication of the risks of investing in the Fund, including by comparing the Fund’s performance with the returns of the Russell 3000® Index, a broad-based securities market index, and the Russell 2500® Growth Index, an index more representative of the Fund’s investment strategy. The bar chart shows changes in the performance of the Fund’s Legacy Class shares from year-to-year. The performance of the Fund’s other share class would have differed from that of Legacy Class shares only to the extent that such class has lower expenses than Legacy Class shares, which would have resulted in higher performance.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund may be obtained by visiting www.arrowmarkpartners.com/meridian or by calling 1-800-446-6662.

Year-by-Year Total Returns as of 12/31

During the period covered by this bar chart, the Fund’s Legacy Class shares highest quarterly return was 32.96% (for the quarter ended June 30, 2020); and the lowest quarterly return was –30.46% (for the quarter ended March 31, 2020).

For the period January 1, 2026 through September 30, 2026, the total return of the Fund’s Legacy Class shares was –3.64%.

Meridian Funds | http://www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Link to Prospectus	Link to SAI

Average Annual Total Returns

(For the year ended December 31, 2025)

MERIDIAN GROWTH FUND	1 Year	5 Years	10 Years
Legacy Class Shares (8/1/84)

Return Before Taxes	(6.31)%	(1.34)%	7.32%

Return After Taxes on Distributions	(8.13)%	(3.17)%	5.44%

Return After Taxes on Distributions and Sale of Fund Shares[1]	(2.40)%	(1.18)%	5.58%
Institutional Class Share (12/24/14)

Return Before Taxes	(6.25)%	(1.30)%	7.35%

Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)*	10.31%	2.98%	10.55%

Russell 3000® Index (reflects no deductions for fees, expenses or taxes)**	17.15%	13.15%	14.29%

[1]

The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.

[2]	Inception date of Legacy Class precedes the inception date of Russell 2500® Growth Index.
*	Additional index.
**	Broad-based securities market index.

After-tax returns are only shown for Legacy Class shares. After-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates for the character of income in question (as ordinary income or long-term gain) and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-qualified arrangements such as 401(k) plans or individual retirement accounts.

Management

ArrowMark Colorado Holdings, LLC.

Portfolio Managers

Chad Meade serves as a Co-Portfolio Manager of the Fund. Mr. Meade, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

Brian Schaub, CFA, serves as a Co-Portfolio Manager of the Fund. Mr. Schaub, who joined the Investment Adviser in 2013, has served as a Co-Portfolio Manager of the Fund since September 5, 2013.

Messrs. Meade and Schaub are jointly and primarily responsible for the day-to-day management of the Fund.

Purchase and Sale of Fund Shares

The following table shows the minimum investment amounts for purchasing share classes of the Meridian Growth Fund.

Class	Minimum Initial Investment	Minimum Subsequent Investment

Legacy Class Shares[1]	$1,000	$50

Institutional Class Shares	$1,000,000	NONE

[1]	Legacy Class Shares are not offered to the public, except under certain limited circumstances.

Meridian Funds | http://www.arrowmarkpartners.com/meridian/

Meridian Growth Fund

Link to Prospectus	Link to SAI

The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part if, in the Investment Adviser’s or the Fund’s opinion, the investor has adequate intent and availability of assets to reach a future level of investment in the Fund that is equal to or greater than the minimum. Shareholders will be notified of any changes to the Fund’s investment minimums via a supplement to the Fund’s prospectus.

In general, subject to share class eligibility criteria, you may purchase, redeem or exchange shares of the Funds directly with MERIDIAN FUND, INC.® on any day the New York Stock Exchange is open for regular trading, in the following ways:

Until on or around December 7, 2026

Regular Mail	Express Mail	By Telephone or Wire	By Internet

MERIDIAN FUND, INC. P.O. Box 9792 Providence, RI 02940-9694	MERIDIAN FUND, INC. 4400 Computer Drive Westborough, MA 01581-1722	1-800-446-6662	www.arrowmark partners.com/meridian.

After on or around December 7, 2026

Regular Mail	Express Mail	By Telephone or Wire	By Internet

Paralel Transfer Agency C/O Meridian Funds P.O. Box 2170 Denver, CO 80201 1-800-446-6662	Paralel Transfer Agency C/O Meridian Funds 1700 Broadway, Suite 2100 Denver, CO 80290	1-800-446-6662	www.arrowmark partners.com/meridian.

You may also purchase, redeem or exchange shares of the Funds by contacting your advisor or other financial intermediary. If you maintain your account with a financial intermediary, you must contact that intermediary to purchase, redeem or exchange shares of the Funds in or from your account with the intermediary. The Funds will not be responsible for any loss, cost, expense, or other liability resulting from unauthorized transactions made through our web site if the Funds follow reasonable security procedures designed to verify the identity of the investor. For telephone transactions, the Funds will request personalized security codes or other information, and may also record calls. For transactions conducted through the Internet, the Funds recommend the use of an Internet browser with 128-bit encryption. You should verify the accuracy of your confirmation statements upon receipt and notify the Funds immediately of any discrepancies in your account activity. If you do not want the ability to sell and exchange by telephone or the Internet, call Shareholder Services for instructions.

Tax Information

Any distributions you receive from a Fund may be taxable as ordinary income, capital gains, qualified dividend income, or section 199A dividends, except when your investment is in an IRA, 401(k) or other tax-qualified investment plan. Withdrawals from such a tax-qualified investment plan are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related entities may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your advisor to recommend the Fund or one share class over another investment or share class, as applicable. Ask your advisor or financial intermediary or visit your financial intermediary’s website for more information.

Meridian Funds | http://www.arrowmarkpartners.com/meridian/